UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 77.9%
	AGRICULTURE - 0.3%
1,000,000	Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,046,761
200,000	Philip Morris International, Inc.	4.8750	5/16/2013	201,800
				1,248,561
	AUTO MANUFACTURERS - 0.2%
1,000,000	Daimler Finance North America LLC (a,b)	0.9200	3/28/2014	1,002,608

	AUTO PARTS & EQUIPMENT - 2.0%
2,000,000	Goodyear Tire and Rubber (a)	4.7500	4/19/2019	2,018,760
4,000,000	Icahn Enterprises L.P. (a)	4.0000	8/15/2013	4,010,000
2,000,000	Lear Corp.	7.8750	3/15/2018	2,167,500
				8,196,260
	AUTOMOBILE ABS - 0.1%
16,667	Hertz Vehicle Financing LLC (b)	4.2600	3/25/2014	16,714
500,000	Hertz Vehicle Financing LLC (b)	4.9400	3/25/2014	501,034
				517,748
	BANKS - 24.6%
1,000,000	Abbey National Treasury Services PLC	2.8750	4/25/2014	1,017,950
1,000,000	Abbey National Treasury Services PLC (b)	3.8750	11/10/2014	1,041,065
1,000,000	Abbey National Treasury Services PLC	3.8750	11/10/2014	1,041,065
2,000,000	ABN AMRO Bank NV (b)	4.2500	2/2/2017	2,184,850
500,000	Associated Banc-Corp	1.8750	3/12/2014	502,645
6,000,000	Bank of America Corp.	7.3750	5/15/2014	6,444,660
1,000,000	Banque Internationale a Luxembourg SA (a)	1.0250	7/5/2016	905,000
2,000,000	Barclays Bank PLC (b)	10.1790	6/12/2021	2,695,506
2,000,000	BBVA Bancomer SA (b)	6.7500	9/30/2022	2,297,500
1,000,000	BBVA US Senior SAU	3.2500	5/16/2014	1,008,313
3,250,000	BBVA US Senior SAU	4.6640	10/9/2015	3,359,210
6,000,000	BNP Paribas SA (a)	3.0590	12/20/2014	6,223,530
1,200,000	BNP Paribas SA (a,b)	5.1860	Perpetual	1,159,500
2,400,000	BPCE SA (a,c)	2.0400	Perpetual	1,536,000
1,000,000	Capital One Financial Corp.	7.3750	5/23/2014	1,078,785
3,282,000	Deutsche Bank Capital Funding Trust VI (c)	4.8360	Perpetual	3,443,700
5,000,000	Deutsche Bank Capital Trust	1.9200	Perpetual	3,715,261
2,000,000	Eksportfinans ASA (a)	0.5050	4/5/2013	1,992,500
1,000,000	Fifth Third Bancorp (a)	0.7290	12/20/2016	979,136
2,765,000	Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	2,778,825
2,000,000	Hypothekenbank Frankfurt International SA	5.1250	1/21/2016	2,161,264
3,000,000	ING Bank NV (b)	5.1250	5/1/2015	3,164,340
1,000,000	JPMorgan Chase Capital XXI (a)	1.2480	2/2/2037	785,000
2,000,000	JP Morgan Chase Capital XXIII (a)	1.2901	5/15/2047	1,565,000
1,000,000	JPMorgan Chase & Co. (a)	0.9081	2/26/2016	1,002,156
2,000,000	JPMorgan Chase & Co. (a)	1.0580	5/2/2014	2,015,126
2,900,000	Nordea Bank AB (a,c)	1.9120	Perpetual	2,464,637
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BANKS - 24.6% (Continued)
2,000,000	Nordea Bank AB (a)	8.3750	Perpetual	2,169,650
1,900,000	Rabobank Nederland	8.3750	Perpetual	2,056,750
1,959,000	Regions Financial Corp.	4.8750	4/26/2013	1,968,795
200,000	Royal Bank of Canada	2.1000	7/29/2013	201,419
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	7,077,167
3,800,000	Royal Bank of Scotland NV (a)	1.0105	3/9/2015	3,693,220
3,067,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	3,628,175
2,000,000	Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,161,392
3,000,000	Santander US Debt SAU	2.9910	10/7/2013	3,012,075
2,000,000	State Street Capital Trust IV (a)	1.3080	6/15/2037	1,615,000
600,000	SunTrust Capital III (a)	0.9580	3/15/2028	483,000
1,000,000	UBS Capital IX AG	7.6250	8/17/2022	1,117,940
3,000,000	UniCredit Bank Austria AG (b)	7.2500	2/15/2017	3,487,632
5,700,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	5,714,250
1,000,000	Zions Bancorporation	4.5000	3/27/2017	1,055,207
1,342,000	Zions Bancorporation	7.7500	9/23/2014	1,458,439
				99,462,635
	BEVERAGES - 0.7%
2,500,000	Coca-Cola HBC Finance BV	5.1250	9/17/2013	2,545,300
200,000	Coca-Cola Refreshments USA, Inc.	5.0000	8/15/2013	204,085
225,000	Pepsico, Inc. (a)	0.4923	2/26/2016	225,143
				2,974,528
	BUILDING MATERIALS - 0.3%
1,000,000	Cemex Finance LLC (b)	9.5000	12/14/2016	1,090,000

	COAL - 0.4%
1,000,000	CONSOL Energy, Inc.	8.0000	4/1/2017	1,092,500
600,000	Enercoal Resources Pte Ltd.	9.2500	8/5/2014	531,000
				1,623,500
	COMMERCIAL SERVICES - 1.4%
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,587,334
2,000,000	Western Union Co.	5.9300	10/1/2016	2,209,496
				5,796,830
	COMPUTERS - 1.5%
2,000,000	Dell, Inc.	3.1000	4/1/2016	1,990,628
800,000	Dell, Inc.	6.5000	4/15/2038	742,350
200,000	Hewlett-Packard Co.	4.5000	3/1/2013	200,000
3,000,000	Hewlett-Packard Co.	4.7500	6/2/2014	3,130,944
				6,063,922
	COSMETICS / PERSONAL CARE - 1.1%
2,000,000	Avon Products, Inc.	5.6250	3/1/2014	2,082,516
2,000,000	Avon Products, Inc.	5.7500	3/1/2018	2,151,826
				4,234,342
	DISTRIBUTION / WHOLESALE - 0.5%
2,000,000	Glencore Funding LLC (b)	6.0000	4/15/2014	2,102,400

	DIVERSIFIED FINANCIAL SERVICES - 12.0%
500,000	Banque PSA Finance SA	3.3750	4/4/2014	498,125
1,000,000	Cantor Fitzgerald L.P. (b)	6.3750	6/26/2015	1,103,265
2,000,000	Citigroup, Inc. (a)	0.5805	6/9/2016	1,926,890
4,475,000	Goldman Sachs Capital II (a)	4.0000	6/1/2043	3,736,625
1,500,000	Goldman Sachs Group, Inc. (a)	0.7600	3/22/2016	1,480,577
65,000	Goldman Sachs Group, Inc. (a)	0.9110	9/29/2014	64,922
500,000	Goldman Sachs Group, Inc.	5.1500	1/15/2014	518,951
4,500,000	General Electric Capital Corp. (a)	0.5680	9/15/2014	4,498,812
2,780,000	General Electric Capital Corp. (a)	6.3750	11/15/2067	2,946,800
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	DIVERSIFIED FINANCIAL SERVICES - 12.0% (Continued)
2,000,000	HSBC Finance Corp. (a)	0.7171	6/1/2016	1,968,420
3,000,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	7.7500	1/15/2016	3,127,500
2,000,000	International Lease Finance Corp.	5.6250	9/20/2013	2,046,260
2,000,000	International Lease Finance Corp.	8.7500	3/15/2017	2,367,500
1,750,000	Man Group PLC (a)	1.9600	9/22/2015	1,583,750
3,000,000	Man Group PLC	5.0000	8/9/2017	2,808,750
2,750,000	Merrill Lynch & Co., Inc. (a)	0.8480	5/2/2017	2,601,833
1,000,000	Morgan Stanley (a)	0.7840	10/15/2015	983,703
3,800,000	National Money Mart Co.	10.3750	12/15/2016	4,189,500
2,000,000	Northern Rock Asset Management PLC (b)	5.6250	6/22/2017	2,337,660
2,000,000	SLM Corp. (a)	0.6010	1/27/2014	1,981,208
3,000,000	SLM Corp.	6.0000	1/25/2017	3,253,908
2,000,000	SLM Corp.	8.4500	6/15/2018	2,361,720
				48,386,679
	ELECTRIC - 2.9%
1,000,000	Enel Finance International NV (b)	3.8750	10/7/2014	1,027,494
1,000,000	Enel Finance International NV	3.8750	10/7/2014	1,027,494
4,000,000	Iberdrola Finance Ireland Ltd. (b)	3.8000	9/11/2014	4,106,056
2,000,000	InterGen NV (b)	9.0000	6/30/2017	1,920,000
3,000,000	NRG Energy, Inc.	7.6250	5/15/2019	3,240,000
500,000	NRG Energy, Inc.	7.8750	5/15/2021	563,750
				11,884,794
	FOREIGN GOVERMENT- 1.0%
1,000,000	Instituto de Credito Oficial	2.3750	3/4/2013	1,000,000
3,000,000	Spain Government International Bond	3.6250	6/17/2013	3,008,676
				4,008,676
	FOOD - 1.3%
200,000	Cadbury Schweppes US Finance LLC (b)	5.1250	10/1/2013	204,828
2,000,000	Dole Food Co., Inc. (b)	8.0000	10/1/2016	2,085,000
200,000	General Mills, Inc.	5.2500	8/15/2013	204,289
200,000	Kellogg Co.	4.2500	3/6/2013	200,021
2,000,000	Safeway, Inc.	6.2500	3/15/2014	2,099,408
500,000	Tyson Foods, Inc.	6.6000	4/1/2016	570,520
				5,364,066
	GAS - 0.4%
1,750,000	Southern Union Co. (a)	3.3160	11/1/2066	1,535,625

	HEALTHCARE-PRODUCTS - 0.1%
200,000	Baxter International, Inc.	1.8000	3/15/2013	200,081

	HOME FURNISHINGS - 0.2%
816,000	Whirlpool Corp.	8.6000	5/1/2014	887,350

	INSURANCE - 8.9%
2,000,000	Aegon NV (a)	1.8930	Perpetual	1,502,971
10,200,000	Aegon NV (a,c)	2.0395	Perpetual	6,362,250
2,770,000	Assurant, Inc.	5.6250	2/15/2014	2,888,675
6,967,000	AXA SA (a)	1.9200	Perpetual	5,089,850
770,000	AXA SA (a)	2.1050	Perpetual	490,221
7,053,000	ING Capital Funding Trust III (a)	3.9110	Perpetual	6,665,085
2,700,000	ING Groep NV	1.6700	Perpetual	2,131,388
3,700,000	ING Groep NV	2.0700	Perpetual	3,072,213
2,500,000	MetLife, Inc. (a)	1.5455	8/6/2013	2,512,530
2,000,000	Principal Life Income Funding Trusts (a)	0.4730	11/8/2013	2,002,116
3,000,000	Prudential plc (a)	11.7500	Perpetual	3,405,912
				36,123,211
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	IRON/STEEL - 0.1%
200,000	Nucor Corp.	5.0000	6/1/2013	202,058

	LEISURE TIME - 0.1%
350,000	Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	423,500

	LODGING - 1.3%
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,362,500

	MACHINERY-DIVERSIFIED - 0.6%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,357,500

	MEDIA - 0.7%
200,000	Comcast Cable Communications Holdings, Inc.	8.3750	3/15/2013	200,445
200,000	COX Communications, Inc.	4.6250	6/1/2013	201,958
2,000,000	McGraw-Hill Cos ,Inc.	5.9000	11/15/2017	2,246,644
200,000	Thomson Reuters Corp.	5.9500	7/15/2013	203,935
				2,852,982
	MINING - 0.4%
1,000,000	FMG Resources August 2006 Pty Ltd. (b)	7.0000	11/1/2015	1,052,500
200,000	Rio Tinto Alcan, Inc.	4.5000	5/15/2013	201,166
250,000	Teck Resources Ltd.	2.5000	2/1/2018	255,079
150,000	Xstrata Finance Canada Ltd. (b)	1.8000	10/23/2015	151,416
				1,660,161
	MISCELLANEOUS MANUFACTURING - 0.6%
1,200,000	Bombardier, Inc. (b)	4.2500	1/15/2016	1,242,000
100,000	Bombardier, Inc. (b)	7.7500	3/15/2020	113,500
1,000,000	Ingersoll-Rand Global Holding Co. Ltd.	9.5000	4/15/2014	1,094,276
				2,449,776
	OFFICE/BUSINESS EQUIPMENT - 0.5%
2,000,000	Pitney Bowes, Inc.	5.2500	1/15/2037	2,041,814

	OIL & GAS - 6.2%
6,010,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	6,881,450
4,000,000	Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	4,337,076
3,114,000	HollyFrontier Corp.	9.8750	6/15/2017	3,331,980
1,700,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	1,825,246
1,000,000	Petrobras International Finance Co. Pifco	3.5000	2/6/2017	1,029,460
1,700,000	Petrohawk Energy Corp.	7.2500	8/15/2018	1,901,605
3,350,000	Petrohawk Energy Corp.	10.5000	8/1/2014	3,543,513
2,000,000	Tesoro Corp.	9.7500	6/1/2019	2,275,000
				25,125,330
	OTHER ABS - 0.5%
2,000,000	ACAs CLO Ltd. (a,b)	3.8881	4/20/2025	1,910,000
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	PHARMACEUTICALS - 0.1%
200,000	GlaxoSmithKline Capital, Inc.	4.8500	5/15/2013	201,760
200,000	Novartis Capital Corp.	1.9000	4/24/2013	200,445
				402,205
	REITS - 0.8%
3,000,000	Rouse Co. LLC	6.7500	11/9/2015	3,120,000

	RETAIL - 0.4%
1,000,000	Staples, Inc.	9.7500	1/15/2014	1,074,173
400,000	Walgreen Co.	4.8750	8/1/2013	406,869
				1,481,042
	SOFTWARE - 0.1%
200,000	Oracle Corp.	4.9500	4/15/2013	201,035

	TELECOMMUNICATIONS - 5.3%
1,000,000	AT&T, Inc. (a)	0.6770	2/12/2016	1,005,195
200,000	Deutsche Telekom International Finance BV	5.2500	7/22/2013	203,459
3,000,000	Nokia OYJ	5.3750	5/15/2019	2,910,000
5,000,000	Telecom Italia Capital SA	5.2500	11/15/2013	5,117,345
2,000,000	Telecom Italia Capital SA	5.2500	10/1/2015	2,100,226
3,000,000	Telefonica Emisiones SAU	4.9490	1/15/2015	3,147,162
2,000,000	Telefonica Emisiones SAU	6.4210	6/20/2016	2,197,822
2,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	2,081,064
1,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,040,532
200,000	Verizon Communications, Inc.	5.2500	4/15/2013	201,057
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	8.3750	4/30/2013	505,125
1,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (b)	8.3750	4/30/2013	1,008,750
				21,517,737
	TRUCKING & LEASING - 0.3%
540,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	2.5000	7/11/2014	548,533
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	2.5000	3/15/2016	511,169
				1,059,702

	TOTAL BONDS & NOTES (Cost - $307,152,285)			314,871,158

	CONVERTIBLE BONDS - 7.6%
	COAL - 1.1%
4,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	4,418,000

	COMPUTERS - 0.6%
2,500,000	SanDisk Corp.	1.0000	5/15/2013	2,501,563

	INVESTMENT COMPANIES - 1.5%
2,000,000	Apollo Investment Corp.	5.7500	1/15/2016	2,091,250
2,000,000	Ares Capital Corp. (b)	4.7500	1/15/2018	2,071,250
2,000,000	Prospect Capital Corp. (b)	5.8750	1/15/2019	1,972,500
				6,135,000

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	IRON/STEEL - 0.8%
3,000,000	ArcelorMittal	9.5000	2/15/2015	3,386,250

	PACKAGING & CONTAINERS - 0.5%
2,000,000	Owens-Brockway Glass Container, Inc. (b)	3.0000	6/1/2015	2,009,750

	REITS - 1.8%
4,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	4,117,500
2,000,000	ProLogis LP	2.6250	5/15/2038	2,010,000
1,000,000	ProLogis LP	3.2500	3/15/2015	1,160,000
				7,287,500
	SOFTWARE - 1.3%
5,350,000	Electronic Arts, Inc.	0.7500	7/15/2016	5,184,712

	TOTAL CONVERTIBLE BONDS (Cost - $31,637,837)			30,922,775

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
79,828	Freddie Mac REMICS, 3107 YO (e,f,g)	0.0000	2/15/2036	77,359
53,230	Freddie Mac REMICS, 3213 OB (e,f,g)	0.0000	9/15/2036	52,697
66,657	Freddie Mac REMICS, 3213 OH (e,f,g)	0.0000	9/15/2036	63,638
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $194,378)			193,694

	PREFERRED STOCK - 3.8%	Dividend
Shares	AUCTION RATE PREFERRED STOCKS - 1.1%	Rate (%)
114	Boulder Growth & Income Fund, Inc. (c,d,h)	2.2030		2,850,000
39	Eaton Vance Senior Floating-Rate Trust (c,d,h)	0.1350		975,000
27	Eaton Vance Senior Floating-Rate Trust (c,d,h)	0.1820		675,000
				4,500,000
	BANKS - 0.1%
15,000	JPMorgan Chase & Co.	5.4500		373,950

	HOLDING COMPANIES-DIVERSIFIED - 0.9%
3,600	Pitney Bowes International Holdings, Inc. (b,c)	6.1250		3,483,000

	REAL ESTATE - 1.6%
6,300,000	OnBoard Capital Co. (c,d)	11.0000		6,300,000

	REITS - 0.1%
20,000	ARMOUR Residential REIT, Inc.	7.8750		499,400

	TOTAL PREFERRED STOCK (Cost - $15,116,000)			15,156,350

	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 9.2%
37,255,906	JPMorgan 100% US Treasury Securities Money Market Fund, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,255,906)			37,255,906

	TOTAL INVESTMENTS - 98.6% (Cost - $391,356,406) (i)			$ 398,399,883
	OTHER ASSETS LESS LIABILITIES - 1.4%			5,663,332
	NET ASSETS - 100.0%			$ 404,063,215
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICs - Real Estate Mortgage Investment Conduits
(a)	Variable rate security; the rate shown represents the rate at February 28, 2013.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2013, these securities amounted
	to $65,003,092 or 16.1% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid. At February 28, 2013, these securities amounted to $6,300,000 or 1.6% of net assets.
(e)	Principal only bond - non income producing.
(f)	Collateralized mortgage obligation (CMO).
(g)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
(h)	Rate shown represents the dividend rate as of February 28, 2013.
(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $391,422,421 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 9,847,929
			Unrealized Depreciation:	(2,870,467)
		Net Unrealized Appreciation:		$ 6,977,462

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 76.8%
	BANKS - 23.9%
400,000	BAC Capital Trust XIV (a)	4.0000	Perpetual	345,000
200,000	Barclays Bank PLC (a)	14.0000	Perpetual	405,097
300,000	Barclays Bank PLC (b)	10.1790	6/12/2021	404,326
400,000	BNP Paribas SA (a,b)	5.1860	Perpetual	386,500
400,000	BPCE SA (c)	2.0400	Perpetual	256,000
300,000	Credit Agricole SA (a,b)	6.6370	Perpetual	277,500
455,000	Deutsche Bank Capital Funding Trust VI (a,c)	4.8360	Perpetual	477,417
202,000	Deutsche Bank Capital Trust (a,c)	1.9200	Perpetual	150,096
300,000	Nordea Bank AB (a,c)	1.9120	Perpetual	254,963
500,000	Nordea Bank AB (a)	8.3750	Perpetual	542,412
200,000	Royal Bank of Scotland NV (a)	1.0105	3/9/2015	194,380
400,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	473,189
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	300,750
				4,467,630
	COAL - 2.5%
200,000	Arch Coal, Inc.	8.7500	8/1/2016	205,000
300,000	Enercoal Resources Pte Ltd.	9.2500	8/5/2014	265,500
				470,500
	COMPUTERS - 5.5%
400,000	Dell, Inc.	6.5000	4/15/2038	371,175
300,000	Hewlett-Packard Co.	4.3750	9/15/2021	301,559
200,000	Lexmark International, Inc.	5.1250	3/15/2020	200,721
145,000	Seagate Technology International - Cayman Islands (b)	10.0000	5/1/2014	154,787
				1,028,242
	DIVERSIFIED FINANCIAL SERVICES - 18.2%
300,000	General Electric Capital Corp. (a)	6.3750	11/15/2067	318,000
425,000	Goldman Sachs Capital II (a)	4.0000	6/1/2043	354,875
400,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	429,500
400,000	International Lease Finance Corp. (a)	8.7500	3/15/2017	473,500
200,000	Jefferies Group, Inc.	8.5000	7/15/2019	250,385
250,000	Man Group PLC (a)	1.9600	9/22/2015	226,250
400,000	Man Group PLC	5.0000	8/9/2017	374,500
200,000	Morgan Stanley	7.3000	5/13/2019	247,935
200,000	National Money Mart Co.	10.3750	12/15/2016	220,500
250,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	265,000
200,000	SLM Corp.	8.0000	3/25/2020	231,087
				3,391,532
	ELECTRIC - 0.5%
100,000	InterGen NV (b)	9.0000	6/30/2017	96,000

	FOREIGN GOVERMENT - 1.3%
200,000	Venezuela Government International Bond	12.7500	8/23/2022	242,000

	INSURANCE - 9.9%
800,000	Aegon NV (a,c)	2.0395	Perpetual	499,000
600,000	AXA SA (a)	1.9200	Perpetual	438,339
115,000	AXA SA (a)	2.1050	Perpetual	73,215
250,000	ING Capital Funding Trust III (a)	3.9110	Perpetual	236,250
300,000	ING Groep NV (a)	1.6700	Perpetual	236,821
243,000	ING Groep NV (a)	2.0700	Perpetual	201,770
200,000	MBIA, Inc.	6.4000	8/15/2022	163,750
				1,849,145
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	IRON/STEEL - 0.9%
150,000	ArcelorMittal	9.5000	2/15/2015	169,313

	LODGING - 0.9%
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	160,875

	MISCELLANEOUS MANUFACTURING - 1.2%
200,000	Bombardier Inc. (b)	7.7500	3/15/2020	227,000

	OIL & GAS - 7.0%
430,000	Citgo Petroleum Corp. (b,c)	11.5000	7/1/2017	492,350
150,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	161,051
300,000	Petrohawk Energy Corp.	7.2500	8/15/2018	335,577
200,000	Valero Energy Corp.	10.5000	3/15/2039	320,476
				1,309,454
	TELECOMMUNICATIONS - 5.0%
400,000	Nokia OYJ	5.3750	5/15/2019	388,000
200,000	Telecom Italia Capital SA	7.1750	6/18/2019	227,353
300,000	Telemar Norte Leste SA	5.5000	10/23/2020	312,160
				927,513

	TOTAL BONDS & NOTES (Cost - $13,827,405)			14,339,204

	CONVERTIBLE BONDS - 16.7%
	COAL - 5.3%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	564,000
500,000	Peabody Energy Corp.	4.7500	12/15/2041	427,188
				991,188
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
200,000	BGC Partners, Inc.	4.5000	7/15/2016	191,500

	INVESTMENT COMPANIES - 4.9%
300,000	Apollo Investment Corp.	5.7500	1/15/2016	313,687
300,000	Ares Capital Corp. (b)	4.7500	1/15/2018	310,687
300,000	Prospect Capital Corp. (b)	5.8750	1/15/2019	295,875
				920,249
	IRON/STEEL - 3.4%
200,000	ArcelorMittal	5.0000	5/15/2014	207,375
400,000	United States Steel Corp.	4.0000	5/15/2014	422,000
				629,375
	SOFTWARE - 2.1%
400,000	Electronic Arts, Inc.	0.7500	7/15/2016	387,642

	TOTAL CONVERTIBLE BONDS (Cost - $3,462,000)			3,119,954

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Shares		Dividend Rate (%)		Value ($)
	PREFERRED STOCK - 2.6%
	HOLDING COMPANIES-DIVERSIFIED - 2.1%
400	Pitney Bowes International Holdings, Inc. (b,c)	6.1250		387,000

	US GOVERNMENT AGENCY - 0.5%
50,000	Federal National Mortgage Association (a,d)	8.2500		102,000

	TOTAL PREFERRED STOCK (Cost - $516,500)			489,000

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
264,717	JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $264,717)			264,717

	TOTAL INVESTMENTS - 97.5% (Cost - $18,070,622) (e)			$ 18,212,875
	OTHER ASSETS LESS LIABILITIES - 2.5%			459,087
	NET ASSETS - 100.0%			$ 18,671,962

(a)	Variable rate security; the rate shown represents the rate at February 28, 2013.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2013, these securities amounted to
	$3,193,077 or 17.1% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association currently operates under a federal conservatorship.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,075,757
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 732,382
		Unrealized Depreciation:		(595,264)
		Net Unrealized Appreciation:		$ 137,118

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 314,871,158	$ -	$ 314,871,158
U.S. Government & Agency Obligations	-	193,694	-	193,694
Convertible Bonds	-	30,922,775	-	30,922,775
Preferred Stock	4,356,350	4,500,000	6,300,000	15,156,350
Short-Term Investments	37,255,906	-	-	37,255,906
Total Investments	$ 41,612,256	$ 350,487,627	$ 6,300,000	$ 398,399,883
Liabilities -Derivative
Forward Currency Contracts	$ -	$ 169,605	$ -	$ 169,605

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Preferred Stock	Total
Beginning Balance 5/31/12	$ 6,300,000	$ 6,300,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance 2/28/2013	$ 6,300,000	$ 6,300,000

Leader Total Return Fund *

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 14,339,204	$ -	$ 14,339,204
Convertible Bonds	-	3,119,954	-	3,119,954
Preferred Stock	489,000	-	-	489,000
Short-Term Investments	264,717	-	-	264,717
Total	$ 753,717	$ 17,459,158	$ -	$ 18,212,875
Liabilities -Derivative
Forward Currency Contracts	$ -	$ 15,035	$ -	$ 15,035
* The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by each Fund as of February 28, 2013 categorized by risk exposure.

Leader Short-Term Bond Fund

	Settlement	Local	Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Appreciation
To Sell:
Euro	11/4/2013	JP Morgan	18,525,000	$ 24,445,976	$ 169,605

	Net unrealized appreciation on forward foreign currency contracts:
Leader Total Return Fund

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Appreciation
To Sell:
Euro	11/4/2013	JP Morgan	1,586,000	2,092,833	15,035

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 28, 2013 is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/26/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/26/2013